Commitments and Contigencies (Details) - Schedule of the remaining payments - Gryphon Digital Mining, Inc. [Member]	Sep. 30, 2021 USD ($)
Debt Instrument [Line Items]
Total	$ 17,090,000
October 2021 [Member]
Debt Instrument [Line Items]
Total	3,303,000
November 2021 [Member]
Debt Instrument [Line Items]
Total	3,091,000
December 2021 [Member]
Debt Instrument [Line Items]
Total	3,134,000
January 2022 [Member]
Debt Instrument [Line Items]
Total	2,590,000
February 2022 [Member]
Debt Instrument [Line Items]
Total	1,361,000
March 2022 [Member]
Debt Instrument [Line Items]
Total	1,212,000
April 2022 [Member]
Debt Instrument [Line Items]
Total	1,204,000
May 2022 [Member]
Debt Instrument [Line Items]
Total	$ 1,195,000